Convertible Notes - Schedule of Convertible Notes (Details) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018
Debt Disclosure [Abstract]
Convertible notes and debenture	$ 1,853,637	$ 1,076,785		$ 3,096,935
Unamortized discounts	(322,929)	(131,893)		(277,733)
Accrued interest	113,922	99,842		148,930
Premiums	1,066,543	613,003	$ 363,420	1,731,167
Convertible notes, net	$ 2,711,173	$ 1,657,377		$ 4,699,299